Employee Benefit Plans - Weighted-average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount Rate used for Disclosure		4.00%	5.00%
Pension Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate used for Net Periodic Pension Cost	4.00%	5.00%
Discount Rate used for Disclosure	4.25%	4.00%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	0.00%	0.00%
Rate of compensation increase for net periodic pension cost	0.00%	0.00%
Expected future interest crediting rate	3.00%	3.00%
Other Postretirement Benefit Plan, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate used for Net Periodic Pension Cost	4.00%	5.00%
Discount Rate used for Disclosure	4.25%	4.00%
Rate of compensation increase	0.00%	0.00%
Rate of compensation increase for net periodic pension cost	0.00%	0.00%